Abacus Settlements LLC - SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details) - Abacus Settlements, LLC - USD ($)	3 Months Ended		6 Months Ended	9 Months Ended
	Jun. 30, 2023	Sep. 30, 2022	Jun. 30, 2023	Sep. 30, 2022
Concentration Risk [Line Items]
Advertising expense	$ 367,418	$ 421,088	$ 741,789	$ 975,890
Revenue Benchmark | Customer Concentration Risk
Concentration Risk [Line Items]
Concentration risk percentage			23.00%	63.00%
Life Settlement Commission Expense Benchmark | Broker Concentration Risk | Two Brokers
Concentration Risk [Line Items]
Concentration risk percentage			10.00%	10.00%